Accrued Expenses (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued payroll	$ 444,400	$ 110,800
Accrued rent	4,941
Accrued interest expense - related party (Note 7)	18,868	17,460
Accrued expenses	87,240	42,667
Total	$ 555,449	$ 170,927